Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 01, 2020	Sep. 25, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 207,393,442	$ 207,376,213	$ 207,393,442
Transfer from level one to level two assets	0		0
Transfer from level two to level one assets	$ 0		$ 0
Class of warrants, exercise price per share					$ 11.50
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3		13,275,495
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants, exercise price per share					$ 1.36
Warrants outstanding		$ 11,000,000.0			$ 8,200,000
Class of Warrant or Right, Outstanding	6,147,440	6,147,440	6,147,440
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants, exercise price per share				$ 11.50	$ 1.28
Warrants outstanding		$ 11,500,000			$ 12,800,000
Class of Warrant or Right, Outstanding	10,368,601	10,368,601	10,368,601
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from level one to level three assets	$ 0		$ 0
Transfer from level three to level one assets	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from level one to level three assets	0		0
Transfer from level three to level one assets	0		0
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 207,393,442	$ 207,376,213	$ 207,393,442